OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2019	2018

Prepaid expenses	$3,876	$2,514
Government authorities	15,850	14,988
Advances to suppliers	4,315	1,329
Derivatives	62	277
Other receivables (see also Note 10)	9,963	6,387

	$34,066	$25,495